Operating assets and liabilities - Trade receivables (Details) - Trade receivables - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			kr 26,396	kr 24,156
Loss allowance	kr (1,484)	kr (1,370)	(1,484)	(1,370)
Net carrying amount			24,912	22,786
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(1,370)	(1,294)
Reversal of allowance on realised losses	(45)	(25)
Net movement recognised in income statement	158	164
Effect of exchange rate adjustment	1	(63)
Allowance at the end of the year	(1,484)	(1,370)
Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			24,359	22,359
Loss allowance	(763)	(692)	(763)	(692)
Net carrying amount			23,596	21,667
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(692)
Allowance at the end of the year	(763)	(692)
1-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			1,204	1,055
Loss allowance	(127)	(111)	(127)	(111)
Net carrying amount			1,077	944
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(111)
Allowance at the end of the year	(127)	(111)
91 to 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			261	235
Loss allowance	(69)	(79)	(69)	(79)
Net carrying amount			192	156
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(79)
Allowance at the end of the year	(69)	(79)
181 to 270 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			96	60
Loss allowance	(49)	(41)	(49)	(41)
Net carrying amount			47	19
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(41)
Allowance at the end of the year	(49)	(41)
271 to 360 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			79	76
Loss allowance	(79)	(76)	(79)	(76)
Net carrying amount			0	0
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(76)
Allowance at the end of the year	(79)	(76)
More than 360 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount			397	371
Loss allowance	(397)	(371)	(397)	(371)
Net carrying amount			kr 0	kr 0
Movements in allowance for doubtful trade receivables
Carrying amount at the beginning of the year	(371)
Allowance at the end of the year	kr (397)	kr (371)